Concentration and risks (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Concentration and risks
Foreign currency exchange depreciation rate	4.00%	5.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 34,661,654	¥ 15,443,123